Revenues (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 30, 2025	Jun. 12, 2022	Dec. 31, 2025
Revenues [Line Items]
Variable consideration description			In addition, milestones have been set, for which, if met, the Company will receive the following amounts (that were identified by the Company as variable consideration): (1)$250 will be paid to the Company upon the submission of an application for regulatory approval for the products in Japan; (2)$250 will be paid to the Company upon the receipt of regulatory approval in Japan; and (3)$500 will be paid to the Company upon the receipt of approval for medical reimbursement for the procedure in Japan
Exclusive Distribution Agreement In Japan [Member]
Revenues [Line Items]
Total amount			$ 4,250
Terumo Agreement [Member]
Revenues [Line Items]
Revenue recognized			4,000
Shanghai Medtronic Zhikang [Member]
Revenues [Line Items]
Minimum purchase target	$ 3,500
Distribution Agreement [Member]
Revenues [Line Items]
Minimum purchase target		$ 3,500
Systems and Disposables [Member]
Revenues [Line Items]
Total amount			866
Submission of an Application for Regulatory Approval [Member]
Revenues [Line Items]
Total amount			250
Assistance in Obtaining the Regulatory Approval [Member]
Revenues [Line Items]
Total amount			$ 3,134